PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

(5) PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2013	2014
Computer equipment	92,885,091	117,458,085
Furniture and office equipment	11,725,416	12,505,340
Leasehold improvements	15,441,407	16,048,983
Purchased software	32,033,056	33,642,596
Capitalized software development costs	85,583,755	116,453,129
Software development projects in progress	444,601	3,210,531
Less: accumulated depreciation	(150,133,556)	(186,963,027)
Property and equipment, net	87,979,770	112,355,637

Depreciation expense for property and equipment was RMB26,934,818, RMB33,177,649 and RMB41,352,354 for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2013 and 2014, the Group's capitalized software development costs, including projects in progress, net of accumulated depreciation, were RMB29,680,777 and RMB42,911,873, respectively. For the years ended December 31, 2012, 2013, and 2014, the Group recorded depreciation relating to capitalized software development costs of RMB11,530,416, RMB15,075,396 and RMB20,375,208, respectively.